EARNINGS PER SHARE AND MEMBERS' UNIT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
EARNINGS PER SHARE AND MEMBERS' UNIT
Schedule of computation of basic and diluted net income per share

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Net income (loss)	$(1,077,242)	$3,428,350	$(3,026,033)	$854,187

Basic weighted average common shares outstanding	6,208,935	6,055,564	6,208,922	5,847,020
Diluted weighted average common shares outstanding	—	—	—	—
Basic and diluted weighted average common shares outstanding	6,208,935	6,055,564	6,208,922	5,847,020

Basic and diluted net income (loss) per share	$(0.17)	$0.57	$(0.49)	$0.15

	Year Ended	Year Ended
	December 31, 2023	December 31, 2022
Net income	$10,145	$197,474
Basic weighted average common shares outstanding	5,923,559	5,000,000
Diluted weighted average common shares outstanding	—	—
Basic and diluted weighted average common shares outstanding	5,923,559	5,000,000
Basic and diluted net income per share	$0.00	$0.04